Trade Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Summary of Trade Receivables, Net

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)

At amortized cost
Gross carrying amount	$107,294,445	$119,393,787	$3,805,986
Less: Allowance for impairment loss	407,133	534,377	17,035

	106,887,312	118,859,410	3,788,951
At FVTOCI	6,532,508	6,182,804	197,093

	$113,419,820	$125,042,214	$3,986,044

Summary of Loss Allowance of Trade Receivables Based on Group's Provision Matrix
The following table details the loss allowance of trade receivables based on the Group’s provision matrix.
December 31, 2024

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total

Expected credit loss rate	0%	0%-10%	0%-70%	1%-100%	0%-100%

	NT$	NT$	NT$	NT$	NT$	NT$

Gross carrying amount	$98,650,390	$6,644,672	$1,431,402	$472,061	$95,920	$107,294,445
Loss allowance (Lifetime ECLs)	(31,490)	(4,262)	(57,708)	(229,042)	(84,631)	(407,133)

	$98,618,900	$6,640,410	$1,373,694	$243,019	$11,289	$106,887,312

December 31, 2025
	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total

Expected credit loss rate	0%	0%-10%	0%-70%	1%-100%	0%-100%

	NT$	NT$	NT$	NT$	NT$	NT$

Gross carrying amount	$110,633,879	$7,190,205	$981,559	$368,990	$219,154	$119,393,787
Loss allowance (Lifetime ECLs)	(27,120)	(4,191)	(36,780)	(252,558)	(213,728)	(534,377)

	$110,606,759	$7,186,014	$944,779	$116,432	$5,426	$118,859,410

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Gross carrying amount	$3,526,742	$229,206	$31,290	$11,762	$6,986	$3,805,986
Loss allowance (Lifetime ECLs)	(865)	(134)	(1,172)	(8,051)	(6,813)	(17,035)

	$3,525,877	$229,072	$30,118	$3,711	$173	$3,788,951

Summary of Movements of Loss Allowance of Trade Receivables
The movements of the loss allowance of trade receivables were as follows:

	December 31
	2023	2024	2025
	NT$	NT$	NT$	US$ (Note 4)

Balance at January 1	$164,408	$332,756	$407,133	$12,979
Remeasurement of loss allowance	108,672	154,301	225,969	7,203
Acquisitions through business combinations	67,034	-	-	-
Amounts written off	(8,376)	(92,319)	(106,228)	(3,386)
Effects of foreign currency exchange differences	1,018	12,395	7,503	239

Balance at December 31	$332,756	$407,133	$534,377	$17,035

Summary of Loss Allowance For Current Financial Assets At Fair Value Routed Through Other Comprehensive Income
The following table details the loss allowance of trade receivables at FVTOCI based on the Group’s provision matrix.
December 31, 2024

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Total

Expected credit loss rate	0%	0%	0%	0%

	NT$	NT$	NT$	NT$	NT$

Gross carrying amount	$6,407,425	$5,549	$106,134	$13,400	$6,532,508
Loss allowance (Lifetime ECLs)	-	-	-	-	-

	$6,407,425	$5,549	$106,134	$13,400	$6,532,508

December 31, 2025
	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Total

Expected credit loss rate	0%	0%	0%	0%

	NT$	NT$	NT$	NT$	NT$

Gross carrying amount	$6,072,904	$38	$109,547	$315	$6,182,804
Loss allowance (Lifetime ECLs)	-	-	-	-	-

	$6,072,904	$38	$109,547	$315	$6,182,804

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Gross carrying amount	$193,590	$1	$3,492	$10	$197,093
Loss allowance (Lifetime ECLs)	-	-	-	-	-

	$193,590	$1	$3,492	$10	$197,093